CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 8(b)

Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Waived with Regrade	Unable to Clear Exceptions	Total
Comment	3	Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	0	1
		Title Issue -	2	0	0	0	0	0	2
		Total Comment Grade (3) Exceptions:	3	0	0	0	0	0	3